Fair value measurements (Tables)	6 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities measured on recurring basis

	Billions of yen
	March 31, 2018
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2018
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,741	¥907	¥21	¥—	¥2,669
Private equity investments(3)	—	3	3	—	6
Japanese government securities	2,205	—	—	—	2,205
Japanese agency and municipal securities	—	188	1	—	189
Foreign government, agency and municipal securities	2,980	1,234	6	—	4,220
Bank and corporate debt securities and loans for trading purposes	—	1,186	139	—	1,325
Commercial mortgage-backed securities (“CMBS”)	—	2	2	—	4
Residential mortgage-backed securities (“RMBS”)	—	2,803	0	—	2,803
Real estate-backed securities	—	—	63	—	63
Collateralized debt obligations (“CDOs”) and other(4)	—	62	24	—	86
Investment trust funds and other	271	67	1	—	339

Total trading assets and private equity investments	7,197	6,452	260	—	13,909

Derivative assets(5)(13)
Equity contracts	2	973	36	—	1,011
Interest rate contracts	16	8,009	71	—	8,096
Credit contracts	0	498	17	—	515
Foreign exchange contracts	0	5,447	48	—	5,495
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(14,094)	(14,094)

Total derivative assets	19	14,927	172	(14,094)	1,024

Subtotal	¥7,216	¥21,379	¥432	¥(14,094)	¥14,933

Loans and receivables(6)	—	484	70	—	554
Collateralized agreements(7)	—	1,181	5	—	1,186
Other assets
Non-trading debt securities	133	353	—	—	486
Other(2)(3)	463	15	169	—	647

Total	¥7,812	¥23,412	¥676	¥(14,094)	¥17,806

Liabilities:
Trading liabilities
Equities	¥1,146	¥191	¥1	¥—	¥1,338
Japanese government securities	2,263	—	—	—	2,263
Japanese agency and municipal securities	—	1	—	—	1
Foreign government, agency and municipal securities	2,786	590	—	—	3,376
Bank and corporate debt securities	—	391	0	—	391
Residential mortgage-backed securities (“RMBS”)	—	1	—	—	1
Collateralized debt obligations (“CDOs”) and other(4)	—	3	0	—	3
Investment trust funds and other	71	25	0	—	96

Total trading liabilities	6,266	1,202	1	—	7,469

Derivative liabilities(5)(13)
Equity contracts	1	1,080	37	—	1,118
Interest rate contracts	9	7,427	124	—	7,560
Credit contracts	0	410	15	—	425
Foreign exchange contracts	0	5,066	21	—	5,087
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(13,457)	(13,457)

Total derivative liabilities	11	13,983	197	(13,457)	734

Subtotal	¥6,277	¥15,185	¥198	¥(13,457)	¥8,203

Short-term borrowings(8)	—	355	17	—	372
Payables and deposits(9)	—	0	(1)	—	(1)
Collateralized financing(7)	—	566	3	—	569
Long-term borrowings(8)(10)(11)	18	2,403	429	—	2,850
Other liabilities(12)	293	33	1	—	327

Total	¥6,588	¥18,542	¥647	¥(13,457)	¥12,320

	Billions of yen
	September 30, 2018
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2018
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,669	¥891	¥20	¥—	¥2,580
Private equity investments(3)	—	3	10	—	13
Japanese government securities	2,085	—	—	—	2,085
Japanese agency and municipal securities	—	122	1	—	123
Foreign government, agency and municipal securities	3,109	1,389	3	—	4,501
Bank and corporate debt securities and loans for trading purposes	—	1,117	154	—	1,271
Commercial mortgage-backed securities (“CMBS”)	—	2	1	—	3
Residential mortgage-backed securities (“RMBS”)	—	3,732	7	—	3,739
Real estate-backed securities	—	2	91	—	93
Collateralized debt obligations (“CDOs”) and other(4)	—	51	30	—	81
Investment trust funds and other	463	66	1	—	530

Total trading assets and private equity investments	7,326	7,375	318	—	15,019

Derivative assets(5)
Equity contracts	0	1,116	43	—	1,159
Interest rate contracts	13	7,548	46	—	7,607
Credit contracts	1	564	24	—	589
Foreign exchange contracts	—	6,683	45	—	6,728
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(15,035)	(15,035)

Total derivative assets	15	15,911	158	(15,035)	1,049

Subtotal	¥7,341	¥23,286	¥476	¥(15,035)	¥16,068

Loans and receivables(6)	—	523	87	—	610
Collateralized agreements(7)	—	790	11	—	801
Other assets
Non-trading debt securities	135	317	—	—	452
Other(2)(3)	476	14	180	—	670

Total	¥7,952	¥24,930	¥754	¥(15,035)	¥18,601

Liabilities:
Trading liabilities
Equities	¥1,376	¥193	¥0	¥—	¥1,569
Japanese government securities	1,801	—	—	—	1,801
Japanese agency and municipal securities	—	2	—	—	2
Foreign government, agency and municipal securities	3,078	811	—	—	3,889
Bank and corporate debt securities	—	433	1	—	434
Residential mortgage-backed securities (“RMBS”)	—	6	—	—	6
Collateralized debt obligations (“CDOs”) and other(4)	—	0	—	—	0
Investment trust funds and other	68	0	0	—	68

Total trading liabilities	6,323	1,445	1	—	7,769

Derivative liabilities(5)
Equity contracts	2	1,206	56	—	1,264
Interest rate contracts	7	6,969	99	—	7,075
Credit contracts	1	471	26	—	498
Foreign exchange contracts	2	6,452	20	—	6,474
Commodity contracts	1	0	0	—	1
Netting	—	—	—	(14,481)	(14,481)

Total derivative liabilities	13	15,098	201	(14,481)	831

Subtotal	¥6,336	¥16,543	¥202	¥(14,481)	¥8,600

Short-term borrowings(8)	—	366	42	—	408
Payables and deposits(9)	—	0	(1)	—	(1)
Collateralized financing(7)	—	352	3	—	355
Long-term borrowings(8)(10)(11)	13	2,660	461	—	3,134
Other liabilities(12)	308	31	0	—	339

Total	¥6,657	¥19,952	¥707	¥(14,481)	¥12,835

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)

Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2018 and September 30, 2018, the fair values of these investments which are included in Trading assets and private equity investments were ¥47 billion and ¥35 billion, respectively. As of March 31, 2018 and September 30, 2018, the fair values of these investments which are included in Other assets—Others were ¥2 billion and ¥2 billion, respectively.

(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)

Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

(6)	Includes loans for which the fair value option has been elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
(8)	Includes structured notes for which the fair value option has been elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(12)	Includes loan commitments for which the fair value option has been elected.
(13)

Due to the changes in our accounting policy which Nomura adopted on April 1, 2018, certain reclassifications of previously reported amounts have been made to conform to the current year presentation. Please refer to Note 1. “Summary of accounting policies: New accounting pronouncements recently adopted” for further details.

Schedule of quantitative and qualitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2018
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Assets:
Trading assets and private equity investments
Equities	¥21	DCF	Liquidity discounts	27.5 – 75.0%	68.3%	Lower fair value	Not applicable

Foreign government, agency and municipal securities	6	DCF	Credit spreads	0.0 – 6.7%	0.8%	Lower fair value	Not applicable

Bank and corporate debt securities and loans for trading purposes	139	DCF	Credit spreads Recovery rates	0.1 – 19.6% 0.0 –98.0%	4.1% 74.7%	Lower fair value Higher fair value	No predictable interrelationship

Commercial mortgage-backed securities (“CMBS”)	2	DCF	Yields	6.6 – 8.9%	7.7%	Lower fair value	Not applicable

Real estate-backed securities	63	DCF	Yields Loss severities	6.2 – 23.9% 0.0 –70.8%	16.3% 8.1%	Lower fair value Lower fair value	No predictable interrelationship

Collateralized debt obligations (“CDOs”) and other	24	DCF	Yields Prepayment rates Default probabilities Loss severities	6.0 – 24.0% 20.0% 1.0 – 2.0% 40.0 – 100.0%	13.1% 20.0% 2.0% 91.6%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

	March 31, 2018
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Derivatives, net:
Equity contracts	¥(1)	Option models	Dividend yield Volatilities Correlations	0.0 – 11.5% 7.3 – 64.0% (0.84) – 0.95	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(53)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.2 – 3.0% 11.2 – 15.7% 28.0 – 71.2 bp (0.67) – 0.98	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	2	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 122.1% 0.0 – 90.0% 35.0 – 83.0% 0.34 – 0.82	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	27	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.2 – 2.6% 2.4 – 23.7% 237.0 – 280.0 bp (0.25) – 0.80	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	70	DCF	Credit spreads	0.0 – 9.5%	4.0%	Lower fair value	Not applicable

Collateralized agreements	5	DCF	Repo rate	3.5%	3.5%	Lower fair value	Not applicable

Other assets
Other(6)	169	DCF	WACC Growth rates Liquidity discounts	11.4% 2.5% 10.0%	11.4% 2.5% 10.0%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	3.3 – 7.8 x 7.5 – 126.4 x 0.0 – 2.2 x 10.0 – 30.0%	5.7 x 23.0 x 0.6 x 29.0%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Short-term borrowings	17	DCF/ Option models	Volatilities Correlations	7.3 – 50.9% (0.84) – 0.95	— —	Higher fair value Higher fair value	No predictable interrelationship

Collateralized financing	3	DCF	Repo rate	3.5%	3.5%	Lower fair value	Not applicable

Long-term borrowings	429	DCF/ Option models	Volatilities Volatilities Correlations	7.3 – 50.9% 33.5 – 62.3 bp (0.84) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

	September 30, 2018
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Assets:
Trading assets and private equity investments
Equities	¥20	DCF	Liquidity discounts	75.0%	75.0%	Lower fair value	Not applicable

Foreign government, agency and municipal securities	3	DCF	Credit spreads	0.0 – 7.7%	0.9%	Lower fair value	Not applicable

Bank and corporate debt securities and loans for trading purposes	154	DCF	Credit spreads Recovery rates	0.3 – 13.2% 0.0 – 99.1%	4.5% 90.0%	Lower fair value Higher fair value	No predictable interrelationship

Residential mortgage-backed securities (“RMBS”)	7	DCF	Yields Prepayment rates Loss severities	0.0 – 36.4% 6.5 – 15.0% 10.6 – 100.0%	3.6% 7.3% 74.7%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	91	DCF	Yields Loss severities	6.8 – 22.6% 0.0 – 55.0%	13.7% 8.1%	Lower fair value Lower fair value	No predictable interrelationship

Collateralized debt obligations (“CDOs”) and other	30	DCF	Yields Prepayment rates Default probabilities Loss severities	6.0 – 20.0% 20.0% 1.0 – 2.0% 40.0 – 100.0%	13.0% 20.0% 2.0% 89.0%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

	September 30, 2018
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Derivatives, net:
Equity contracts	(13)	Option models	Dividend yield Volatilities Correlations	0.0 – 8.9% 12.1 – 70.0% (0.80) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(53)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.3 – 3.0% 11.2 – 15.1% 27.8 – 70.6 bp (1.00) – 1.00	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(2)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 188.5% 0.0 – 100.5% 16.2 – 83.0% 0.30 – 0.96	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	25	Option models	Interest rates Volatilities Volatilities Correlations	0.3 – 2.8% 1.8 –29.5% 310.0 –356.0 bp (0.25) – 0.80	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	87	DCF	Credit spreads	0.0 – 10.9%	4.0%	Lower fair value	Not applicable

Collateralized agreements	11	DCF	Repo rate	3.5 – 4.9%	4.2%	Lower fair value	Not applicable

Other assets
Other(6)	180	DCF	WACC Growth rates Liquidity discounts	11.2% 2.5% 10.0%	11.2% 2.5% 10.0%	Lower fair value Higher fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	4.2 – 14.4 x 9.9 – 31.1 x 0.4 – 2.5 x 10.0 – 50.0%	7.9 x 17.4 x 0.7 x 30.7%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Short-term borrowings	¥42	DCF/ Option models	Volatilities Correlations	12.9 – 58.7% (0.75) – 0.95	— —	Higher fair value Higher fair value	No predictable interrelationship

Collateralized financing	3	DCF	Repo rate	3.5%	3.5%	Lower fair value	Not applicable

Long-term borrowings	461	DCF/ Option models	Volatilities Volatilities Correlations	11.2 – 58.7% 33.8 – 68.9 bp (1.00) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

(1)

Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.

(2)	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)

The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.

(4)

The impact of an increase in the significant unobservable input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.

(5)

Consideration of the interrelationships between significant unobservable inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.

(6)	Valuation technique(s) and unobservable valuation inputs in respect of equity securities reported withinOther assets in the consolidated balance sheets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue

	Billions of yen
	Six months ended September 30, 2017
	Beginning balance as of six months ended September 30, 2017	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2017
Assets:
Trading assets and private equity investments
Equities	¥34	¥1	¥—	¥17	¥(6)	¥—	¥0	¥1	¥(2)	¥45
Private equity investments	13	1	—	0	(9)	—	1	0	(1)	5
Japanese agency and municipal securities	1	0	—	—	0	—	—	—	—	1
Foreign government, agency and municipal securities	3	1	—	32	(33)	—	0	4	(1)	6
Bank and corporate debt securities and loans for trading purposes	108	5	—	50	(41)	—	1	9	(4)	128
Commercial mortgage-backed securities (“CMBS”)	1	0	—	4	(2)	—	0	—	(2)	1
Residential mortgage-backed securities (“RMBS”)	0	0	—	1	(1)	—	1	—	—	1
Real estate-backed securities	41	0	—	22	(26)	—	0	—	—	37
Collateralized debt obligations (“CDOs”) and other	27	(6)	—	25	(28)	—	0	4	(4)	18
Investment trust funds and other	0	0	—	1	0	—	0	0	0	1

Total trading assets and private equity investments	228	2	—	152	(146)	—	3	18	(14)	243

Derivatives, net(4)
Equity contracts	(6)	(1)	—	—	—	(3)	(1)	5	5	(1)
Interest rate contracts	(22)	8	—	—	—	10	0	1	(28)	(31)
Credit contracts	(10)	3	—	—	—	1	1	(2)	0	(7)
Foreign exchange contracts	23	(2)	—	—	—	(3)	0	0	1	19

Total derivatives, net	(15)	8	—	—	—	5	0	4	(22)	(20)

Subtotal	¥213	¥10	¥—	¥152	¥(146)	¥5	¥3	¥22	¥(36)	¥223

Loans and receivables	66	1	—	8	(35)	—	0	0	—	40
Collateralized agreements	5	0	—	—	—	—	0	—	—	5
Other assets
Other	163	14	0	0	(1)	—	1	1	0	178

Total	¥447	¥25	¥0	¥160	¥(182)	¥5	¥4	¥23	¥(36)	¥446

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥0	¥0	¥—	¥0	¥1	¥(1)	¥1
Bank and corporate debt securities	0	0	—	—	0	—	0	0	0	0
Collateralized debt obligations (“CDOs”) and other	1	0	—	2	(2)	—	0	—	—	1
Investment trust funds and other	0	0	—	0	—	—	—	—	0	—

Total trading liabilities	¥2	¥0	¥—	¥2	¥(2)	¥—	¥0	¥1	¥(1)	¥2

Short-term borrowings	70	(1)	0	69	(38)	—	1	1	(11)	93
Payables and deposits	0	0	—	0	0	—	0	—	—	0
Collateralized financing	3	—	—	—	—	—	0	—	—	3
Long-term borrowings	410	(17)	(1)	129	(55)	—	0	27	(72)	457
Other liabilities	1	1	—	0	0	—	0	0	0	0

Total	¥486	¥(17)	¥(1)	¥200	¥(95)	¥—	¥1	¥29	¥(84)	¥555

	Billions of yen
	Six months ended September 30, 2018
	Beginning balance as of six months ended September 30, 2018	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2018
Assets:
Trading assets and private equity investments
Equities	¥21	¥0	¥—	¥2	¥(6)	¥—	¥1	¥3	¥(1)	¥20
Private equity investments	3	0	—	7	0	—	0	—	—	10
Japanese agency and municipal securities	1	0	—	—	0	—	—	—	—	1
Foreign government, agency and municipal securities	6	0	—	7	(10)	—	0	0	0	3
Bank and corporate debt securities and loans for trading purposes	139	4	—	50	(30)	—	7	16	(32)	154
Commercial mortgage-backed securities (“CMBS”)	2	0	—	1	(2)	—	—	0	—	1
Residential mortgage-backed securities (“RMBS”)	0	0	—	7	0	—	0	—	—	7
Real estate-backed securities	63	0	—	90	(66)	—	4	—	—	91
Collateralized debt obligations (“CDOs”) and other	24	1	—	29	(29)	—	2	5	(2)	30
Investment trust funds and other	1	0	—	3	(3)	—	0	—	—	1

Total trading assets and private equity investments	260	5	—	196	(146)	—	14	24	(35)	318

Derivatives, net(4)
Equity contracts	(1)	(10)	—	—	—	(4)	(1)	(3)	6	(13)
Interest rate contracts	(53)	(11)	—	—	—	(10)	1	6	14	(53)
Credit contracts	2	(2)	—	—	—	(1)	0	0	(1)	(2)
Foreign exchange contracts	27	(6)	—	—	—	1	2	—	1	25
Commodity contracts	—	0	—	—	—	—	0	—	—	0

Total derivatives, net	(25)	(29)	—	—	—	(14)	2	3	20	(43)

Subtotal	¥235	¥(24)	¥—	¥196	¥(146)	¥(14)	¥16	¥27	¥(15)	¥275

Loans and receivables	70	0	—	18	(11)	—	5	5	—	87
Collateralized agreements	5	0	—	—	—	—	0	6	—	11
Other assets
Other	169	1	—	2	0	—	8	0	—	180

Total	¥479	¥(23)	¥—	¥216	¥(157)	¥(14)	¥29	¥38	¥(15)	¥553

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥19	¥(20)	¥—	¥0	¥0	¥0	¥0
Bank and corporate debt securities	0	0	—	1	0	—	0	—	0	1
Collateralized debt obligations (“CDOs”) and other	0	—	—	—	0	—	0	—	—	—
Investment trust funds and other	0	—	—	0	0	—	0	0	0	0

Total trading liabilities	¥1	¥0	¥—	¥20	¥(20)	¥—	¥0	¥0	¥0	¥1

Short-term borrowings	17	(1)	0	28	(9)	—	1	16	(12)	42
Payables and deposits	(1)	0	—	0	0	—	—	—	—	(1)
Collateralized financing	3	—	—	—	(1)	—	1	—	—	3
Long-term borrowings	429	(3)	1	100	(46)	—	0	25	(49)	461
Other liabilities	1	0	—	0	(1)	—	0	0	—	0

Total	¥450	¥(4)	¥1	¥148	¥(77)	¥—	¥2	¥41	¥(61)	¥506

	Billions of yen
	Three months ended September 30, 2017
	Beginning balance as of three months ended September 30, 2017	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2017
Assets:
Trading assets and private equity investments
Equities	¥34	¥1	¥—	¥16	¥(5)	¥—	¥0	¥1	¥(2)	¥45
Private equity investments	10	0	—	—	(5)	—	1	—	(1)	5
Japanese agency and municipal securities	1	0	—	—	0	—	—	—	—	1
Foreign government, agency and municipal securities	5	0	—	5	(5)	—	0	1	0	6
Bank and corporate debt securities and loans for trading purposes	116	3	—	35	(25)	—	1	0	(2)	128
Commercial mortgage-backed securities (“CMBS”)	5	0	—	—	(2)	—	0	—	(2)	1
Residential mortgage-backed securities (“RMBS”)	0	0	—	1	0	—	0	—	—	1
Real estate-backed securities	40	0	—	10	(13)	—	0	—	—	37
Collateralized debt obligations (“CDOs”) and other	20	(3)	—	9	(9)	—	0	2	(1)	18
Investment trust funds and other	0	0	—	1	0	—	0	0	0	1

Total trading assets and private equity investments	231	1	—	77	(64)	—	2	4	(8)	243

Derivatives, net(4)
Equity contracts	2	(1)	—	—	—	(3)	0	0	1	(1)
Interest rate contracts	(11)	6	—	—	—	(1)	0	1	(26)	(31)
Credit contracts	(6)	1	—	—	—	0	0	(2)	0	(7)
Foreign exchange contracts	20	3	—	—	—	(4)	0	—	0	19

Total derivatives, net	5	9	—	—	—	(8)	0	(1)	(25)	(20)

Subtotal	¥236	¥10	¥—	¥77	¥(64)	¥(8)	¥2	¥3	¥(33)	¥223

Loans and receivables	42	0	—	2	(4)	—	0	0	—	40
Collateralized agreements	5	0	—	—	—	—	0	—	—	5
Other assets
Other	166	11	0	0	0	—	1	0	—	178

Total	¥449	¥21	¥0	¥79	¥(68)	¥(8)	¥3	¥3	¥(33)	¥446

Liabilities:
Trading liabilities
Equities	¥1	¥(1)	¥—	¥0	¥0	¥—	¥0	¥0	¥(1)	¥1
Bank and corporate debt securities	0	0	—	—	—	—	0	—	0	0
Collateralized debt obligations (“CDOs”) and other	0	0	—	1	0	—	0	—	—	1
Investment trust funds and other	0	0	—	0	—	—	—	—	0	—

Total trading liabilities	¥1	¥(1)	¥—	¥1	¥0	¥—	¥0	¥0	¥(1)	¥2

Short-term borrowings	97	0	0	16	(14)	—	0	1	(7)	93
Payables and deposits	0	0	—	0	0	—	—	—	—	0
Collateralized financing	3	—	—	—	—	—	0	—	—	3
Long-term borrowings	445	(7)	0	69	(29)	—	0	14	(49)	457
Other liabilities	0	0	—	0	0	—	0	0	—	0

Total	¥546	¥(8)	¥0	¥86	¥(43)	¥—	¥0	¥15	¥(57)	¥555

	Billions of yen
	Three months ended September 30, 2018
	Beginning balance as of three months ended September 30, 2018	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2018
Assets:
Trading assets and private equity investments
Equities	¥21	¥0	¥—	¥1	¥(3)	¥—	¥0	¥2	¥(1)	¥20
Private equity investments	9	0	—	1	0	—	0	—	—	10
Japanese agency and municipal securities	1	0	—	—	0	—	—	—	—	1
Foreign government, agency and municipal securities	5	0	—	2	(4)	—	0	0	0	3
Bank and corporate debt securities and loans for trading purposes	142	2	—	21	(6)	—	4	8	(17)	154
Commercial mortgage-backed securities (“CMBS”)	3	0	—	—	(2)	—	—	0	—	1
Residential mortgage-backed securities (“RMBS”)	1	0	—	6	0	—	0	—	—	7
Real estate-backed securities	63	0	—	46	(20)	—	2	—	—	91
Collateralized debt obligations (“CDOs”) and other	22	2	—	20	(18)	—	1	3	0	30
Investment trust funds and other	1	0	—	3	(3)	—	0	—	—	1

Total trading assets and private equity investments	268	4	—	100	(56)	—	7	13	(18)	318

Derivatives, net(4)
Equity contracts	(3)	(8)	—	—	—	1	(1)	(4)	2	(13)
Interest rate contracts	(64)	(3)	—	—	—	4	0	6	4	(53)
Credit contracts	3	(3)	—	—	—	(1)	0	0	(1)	(2)
Foreign exchange contracts	24	(2)	—	—	—	1	1	—	1	25
Commodity contracts	0	0	—	—	—	—	0	—	—	0

Total derivatives, net	(40)	(16)	—	—	—	5	0	2	6	(43)

Subtotal	¥228	¥(12)	¥—	¥100	¥(56)	¥5	¥7	¥15	¥(12)	¥275

Loans and receivables	87	1	—	9	(12)	—	2	—	—	87
Collateralized agreements	5	0	—	—	—	—	0	6	—	11
Other assets
Other	177	0	—	0	0	—	3	0	—	180

Total	¥497	¥(11)	¥—	¥109	¥(68)	¥5	¥12	¥21	¥(12)	¥553

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥9	¥(10)	¥—	¥0	¥0	¥0	¥0
Bank and corporate debt securities	0	0	—	1	0	—	0	—	0	1
Collateralized debt obligations (“CDOs”) and other	—	—	—	—	—	—	—	—	—	—
Investment trust funds and other	—	—	—	0	0	—	0	0	—	0

Total trading liabilities	¥1	¥0	¥—	¥10	¥(10)	¥—	¥0	¥0	¥0	¥1

Short-term borrowings	33	0	0	16	(5)	—	0	8	(10)	42
Payables and deposits	0	0	—	0	(1)	—	—	—	—	(1)
Collateralized financing	3	—	—	—	(1)	—	1	—	—	3
Long-term borrowings	461	2	1	61	(30)	—	0	11	(39)	461
Other liabilities	0	0	—	0	0	—	0	0	—	0

Total	¥498	¥2	¥1	¥87	¥(47)	¥—	¥1	¥19	¥(49)	¥506

(1)

Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.

(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)

If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.

(4)

Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)

	Billions of yen
	Six months ended September 30
	2017	2018
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥1	¥(1)
Private equity investments	1	0
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	2	0
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	0
Real estate-backed securities	0	1
Collateralized debt obligations (“CDOs”) and other	(5)	(5)
Investment trust funds and other	0	0

Total trading assets and private equity investments	(1)	(5)

Derivatives, net(2)
Equity contracts	0	(15)
Interest rate contracts	(1)	(15)
Credit contracts	2	(1)
Foreign exchange contracts	(2)	(6)
Commodity contracts	—	0

Total derivatives, net	(1)	(37)

Subtotal	¥(2)	¥(42)

Loans and receivables	0	1
Collateralized agreements	0	0
Other assets
Other	13	1

Total	¥11	¥(40)

Liabilities:
Trading liabilities
Equities	¥0	¥0
Bank and corporate debt securities	0	0
Collateralized debt obligations (“CDOs”) and other	0	—

Total trading liabilities	¥0	¥0

Short-term borrowings	(1)	0
Payables and deposits	0	0
Long-term borrowings	(1)	5
Other liabilities	0	0

Total	¥(2)	¥5

	Billions of yen
	Three months ended September 30
	2017	2018
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥1	¥(1)
Private equity investments	0	0
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	2	0
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	0
Real estate-backed securities	0	1
Collateralized debt obligations (“CDOs”) and other	(2)	0
Investment trust funds and other	0	0

Total trading assets and private equity investments	1	0

Derivatives, net(2)
Equity contracts	0	(8)
Interest rate contracts	5	(3)
Credit contracts	0	(2)
Foreign exchange contracts	3	(2)
Commodity contracts	—	0

Total derivatives, net	8	(15)

Subtotal	¥9	¥(15)

Loans and receivables	0	0
Collateralized agreements	0	0
Other assets
Other	9	0

Total	¥18	¥(15)

Liabilities:
Trading liabilities
Equities	¥0	¥0
Bank and corporate debt securities	0	0
Collateralized debt obligations (“CDOs”) and other	0	—

Total trading liabilities	¥0	¥0

Short-term borrowings	0	0
Payables and deposits	0	0
Long-term borrowings	(1)	7
Other liabilities	0	0

Total	¥(1)	¥7

(1)

Includes gains and losses reported within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.

(2)

Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Information on investments where net asset value per share is calculated

	Billions of yen
	March 31, 2018
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible)(2)	Redemption notice(3)
Hedge funds	¥25	¥—	Monthly	Same day-90 days
Venture capital funds	1	2	—	—
Private equity funds	22	11	—	—
Real estate funds	1	—	—	—

Total	¥49	¥13

	Billions of yen
	September 30, 2018
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible)(2)	Redemption notice(3)
Hedge funds	¥16	¥—	Monthly	Same day-90 days
Venture capital funds	2	2	—	—
Private equity funds	18	10	—	—
Real estate funds	1	2	—	—

Total	¥37	¥14

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The range in frequency with which Nomura can redeem investments.
(3)	The range in notice period required to be provided before redemption is possible.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option

	Billions of yen
	Six months ended September 30
	2017	2018
	Gains / (Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥0	¥0
Private equity investments	2	1
Loans and receivables	0	(1)
Collateralized agreements(3)	16	0
Other assets(2)	12	(1)

Total	¥30	¥(1)

Liabilities:
Short-term borrowings(4)	¥(26)	¥6
Collateralized financing(3)	(1)	(1)
Long-term borrowings(4)(5)	(59)	50
Other liabilities(6)	(12)	9

Total	¥(98)	¥64

	Billions of yen
	Three months ended September 30
	2017	2018
	Gains / (Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥0	¥0
Private equity investments	2	1
Loans and receivables	0	(1)
Collateralized agreements(3)	8	0
Other assets(2)	5	3

Total	¥15	¥3

Liabilities:
Short-term borrowings(4)	¥(9)	¥29
Collateralized financing(3)	(1)	(1)
Long-term borrowings(4)(5)	(75)	8
Other liabilities(6)	(12)	4

Total	¥(97)	¥40

(1)	Includes gains and losses reported primarily within Net gain on trading and Revenue—Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes unfunded written loan commitments.

Schedule of impact of changes in its own creditworthiness on certain financial liabilities

	Billions of Yen
	Six months period ended September 30
	2017	2018
Changes recognized as a credit (debit) to other comprehensive income during the period	¥(11)	¥5
Credit (debit) Amounts reclassified to earnings during the period	0	0
Cumulative credit (debit) balance recognized in accumulated other comprehensive income	(1)	12

	Billions of Yen
	Three months period ended September 30
	2017	2018
Changes recognized as a credit (debit) to other comprehensive income during the period	¥(5)	¥(1)
Credit (debit) Amounts reclassified to earnings during the period	0	0

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2018
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,394	¥2,168	¥1,512	¥540	¥6,614

	Billions of yen
	September 30, 2018
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,208	¥2,136	¥1,757	¥608	¥6,709

(1)

Other than above, there were ¥344 billion and ¥305 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2018 and September 30 2018, respectively. These securities are primarily Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument

	Billions of yen
	March 31, 2018(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥2,355	¥2,355	¥2,355	¥—	¥—
Time deposits	315	315	—	315	—
Deposits with stock exchanges and other segregated cash	289	289	—	289	—
Loans receivable(2)	2,461	2,461	—	1,946	515
Securities purchased under agreements to resell	9,854	9,854	—	9,849	5
Securities borrowed	6,384	6,383	—	6,383	—

Total	¥21,658	¥21,657	¥2,355	¥18,782	¥520

Liabilities:
Short-term borrowings	¥743	¥743	¥—	¥726	¥17
Deposits received at banks	1,151	1,151	—	1,151	—
Securities sold under agreements to repurchase	14,759	14,759	—	14,756	3
Securities loaned	1,524	1,524	—	1,524	—
Long-term borrowings	7,383	7,417	18	6,939	460

Total	¥25,560	¥25,594	¥18	¥25,096	¥480

	Billions of yen
	September 30, 2018(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥2,975	¥2,975	¥2,975	¥—	¥—
Time deposits	195	195	—	195	—
Deposits with stock exchanges and other segregated cash	294	294	—	294	—
Loans receivable(2)	2,306	2,306	—	1,753	553
Securities purchased under agreements to resell	15,413	15,413	—	15,402	11
Securities borrowed	4,510	4,509	—	4,509	—

Total	¥25,693	¥25,692	¥2,975	¥22,153	¥564

Liabilities:
Short-term borrowings	¥980	¥980	¥—	¥939	¥41
Deposits received at banks	1,183	1,183	—	1,183	—
Securities sold under agreements to repurchase	18,646	18,646	—	18,643	3
Securities loaned	1,371	1,371	—	1,371	—
Long-term borrowings	7,694	7,702	13	7,163	526

Total	¥29,874	¥29,882	¥13	¥29,299	¥570

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for credit losses.